Benefit Programs - Expenses Incurred Under Union-Sponsored Plans (Detail) (Other U.S. Benefit Plans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other U.S. Benefit Plans [Member]
Other U.S. Benefit Plan [Line Items]
Defined contribution plans	$ 7.2	$ 8.4	$ 8.1
Union-sponsored plans	2.1	0.6	0.6
Supplemental pension plan	0.5	0.4	0.4
Nonqualified deferred compensation plan	$ 0.2	$ 0.2	$ 0.2